Shareholders' Equity (Details) - Restricted Stock [Member] - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019
Shares
Unvested, Beginning	660,000
Granted		720,000
Vested	(120,000)	(60,000)
Unvested, Ending	540,000	660,000
Weighted Average Grant Date Fair Value Per Share
Unvested, Beginning	$ 2.57
Granted		$ 2.57
Vested	2.57	2.57
Unvested, Ending	$ 2.57	$ 2.57
Aggregate Intrinsic Value
Unvested, Beginning	$ 607,200
Granted
Vested
Unvested, Ending	$ 783,000	$ 607,200